UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ---------------------

Check here if Amendment [ ];               Amendment Number:
 This Amendment (Check only one.):         [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lane Five Capital Management LP
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Address:   1122 Kenilworth Drive, Suite 313
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           Towson, MD 21204
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Form 13F File Number:  028-12834
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott J. Liotta
         ----------------------------------
Title:     Chief Financial Officer
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Phone:     443-921-2060
         ----------------------------------

Signature, Place, and Date of Signing:

   /s/ Scott J. Liotta             Towson, Maryland          November 16, 2010
   ----------------------      ------------------------      -----------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        -----------------
Form 13F Information Table Entry Total:         29
                                        -----------------
Form 13F Information Table Value Total:    123,048
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                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

              FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2010

                                                                          SHARES/
                                   TITLE                        VALUE      PRN     SH/   PUT/   INVESMENT    OTHER  VOTING AUTHORITY
DESCRIPTION                      OF CLASS           CUSIP       X1000     AMOUNT   PRN   CALL  DISCRETION  MANAGERS SOLE SHARES NONE
-----------                      --------           -----       ------    ------   ---   ----  ----------  -------- ---- ------ ----

Abercrombie & Fitch Co. Cl A      Common          002896207       4,723     120,129 SH            SOLE        No    120,129
Ambassadors Group Inc.            Common          023177108       3,883     342,417 SH            SOLE        No    342,417
American Public Education, Inc.   Common          02913V103       3,404     103,594 SH            SOLE        No    103,594
Apollo Group Inc-Cl A             Common          037604105       2,747      53,500 SH            SOLE        No     53,500
Ares Capital Corp.                Closed End Fund 04010L103       7,807     498,848 SH            SOLE        No    498,848
Bank of America Corp              Common          060505104       3,342     254,885 SH            SOLE        No    254,885
Bank of America Corp CW19         Warrants        060505153       1,378     579,040 SH            SOLE        No    579,040
Blue Nile Inc.                    Common          09578R103       3,445      77,422 SH            SOLE        No     77,422
Centerstate Banks of Florida      Common          15201P109         222      25,931 SH            SOLE        No     25,931
Corinthian Colleges Inc.          Common          218868107       5,433     773,975 SH            SOLE        No    773,975
CVS Caremark Corp                 Common          126650100       3,552     112,874 SH            SOLE        No    112,874
DeVry Inc.                        Common          251893103         536      10,900 SH            SOLE        No     10,900
DirecTV                           Common          25490A101       3,955      95,000 SH            SOLE        No     95,000
Equinix Inc.                      Common-New      29444U502       7,235      70,689 SH            SOLE        No     70,689
Healthsouth Corp                  Common-New      421924309       5,917     308,187 SH            SOLE        No    308,187
Iberiabank Corp                   Common          450828108       3,439      68,815 SH            SOLE        No     68,815
ITT Educational Services Inc.     Common          45068B109         376       5,350 SH            SOLE        No      5,350
Lazard Ltd Cl A                   Common          G54050102       4,134     117,854 SH            SOLE        No    117,854
Learning Tree International Inc.  Common          522015106       7,532     744,272 SH            SOLE        No    744,272
Market Leader, Inc.               Common          57056R103       2,279   1,060,222 SH            SOLE        No  1,060,222
Mastercard Inc.                   Common          57636Q104      10,600      47,322 SH            SOLE        No     47,322
Medcath Corporation               Common          58404W109       4,120     409,167 SH            SOLE        No    409,167
Raymond James Financial Inc.      Common          754730109       6,807     268,746 SH            SOLE        No    268,746
Republic Services Inc.            Common          760759100       6,805     223,184 SH            SOLE        No    223,184
SBA Communications Corp Cl A      Common          78388J106       6,223     154,421 SH            SOLE        No    154,421
Shaw Group Inc.                   Common          820280105       2,794      83,258 SH            SOLE        No     83,258
Smurfit-Stone Container Corp      Common          832727101       1,304      71,010 SH            SOLE        No     71,010
Visa Inc. Class A                 Common          92826C839       2,970      40,000 SH            SOLE        No     40,000
Williams Controls Inc.            Common-New      969465608       6,086     667,325 SH            SOLE        No    667,325

                                                                123,048   7,388,337                               7,388,337


